Financial Liabilities - Other (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 15, 2019 USD ($) item	Nov. 15, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 05, 2017 EUR (€)	Oct. 28, 2015 EUR (€)
Borrowings
Gain on modification of financial liabilities after adoption of IFRS 9		€ 97,850
Senior Debt
Borrowings
Amount of borrowings refinanced						€ 5,800,000
Gain on modification of financial liabilities after adoption of IFRS 9		€ 97,850
Senior Debt Tranche B, Maturity in 2027 | US Dollars
Borrowings
Face amount | $					$ 2,500
Senior Debt Tranche B, Maturity in 2027 | Euros
Borrowings
Face amount						1,360,000
Revolving Credit Facility, Maturing in 2025
Borrowings
Maximum borrowing capacity | $			$ 500		$ 500
Carrying amount | $			$ 0
EIB Loan
Borrowings
Loan arrangements								€ 85,000	€ 100,000
Carrying amount				€ 233,750			€ 244,375
EIB Loan, Maturing in 2028
Borrowings
Face amount	€ 85,000
Debt term	10 years
Grace period	2 years
Senior Secured Notes
Borrowings
Face amount				€ 1,675,000		€ 1,675,000
Number of bonds issued | item					2	2